Related Party Transactions - Summary of Company's Combined Balance Sheets and Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Combined Balance Sheets
Accounts receivable					$ 449.2	$ 350.9
Other assets, noncurrent	$ 827.4		$ 827.4		852.9	563.0
Accounts payable	251.4		251.4		246.7	251.1
Participations and residuals, current	614.9		614.9		647.8	524.4
Participations and residuals, noncurrent	388.8		388.8		435.1	329.6
Deferred revenue, current	446.7		446.7		170.6	126.2
Combined Statements of Operations
Revenues					2,986.4	3,083.8	$ 2,716.3
Interest and other income					19.2	6.4	28.0
Direct operating	$ 457.1	$ 433.6	$ 1,440.9	$ 1,306.0
Related Party
Combined Balance Sheets
Accounts receivable					8.1	10.8
Investment in films and television programs					2.2	7.9
Other assets, noncurrent					0.0	45.8
Total due from related parties					10.3	64.5
Accounts payable					16.8	16.8
Other accrued liabilities					0.0	6.7
Participations and residuals, current					5.5	7.5
Participations and residuals, noncurrent					1.3	2.0
Deferred revenue, current					0.1	0.0
Other liabilities					0.0	41.4
Total due to related parties					23.7	74.4
Combined Statements of Operations
Revenues					3.0	4.8	3.0
Distribution and marketing expense					0.8	0.4	0.2
Interest and other income					0.0	0.0	3.0
Direct operating					$ 5.0	$ 8.3	$ 6.5